Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 item
Commitments and Contingencies [Abstract]
Number of aircrafts to be purchased	2
Purchase commitment for aircraft	$ 36.5